ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Varian Biopharmaceuticals [Member]
Schedule of accrued expenses

	June 30, 2022	December 31, 2021

Accrued payroll	$225,000	$225,000
Accrued board of director fees	70,000	52,500
Accrued consulting fees - related party	180,000	170,000
Accrued legal fees	165,571	134,853
Accrued other	186,580	29,391
Accrued expenses	$827,151	$611,744

	2021	2020

Accrued payroll	$225,000	$100,000
Accrued board of director fees	52,500	17,500
Accrued consulting fees - related party	170,000	60,000
Accrued legal fees	134,853	—
Accrued other	29,391	—
Accrued expenses	$611,744	$177,500